Vessels, net (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Accumulated Depreciation [Abstract]
Depreciation	$ (3,653)	$ (2,594)
Net Book Value [Abstract]
Beginning balance	129,243
Ending balance	126,719
Other non-current assets	152		$ 0
Vessels [Member]
Vessels' Cost [Abstract]
Beginning balance	134,564
Vessels' improvements	1,125
Ending balance	135,689
Accumulated Depreciation [Abstract]
Beginning balance	(6,456)
Depreciation	(3,595)
Ending balance	(10,051)
Net Book Value [Abstract]
Beginning balance	128,108
Ending balance	$ 125,638